Equity - Acquisition of treasury stock (Parenthetical) (Details) - shares					12 Months Ended
	Jun. 26, 2025	Apr. 29, 2025	Nov. 01, 2024	Mar. 22, 2024	Dec. 31, 2025	Dec. 31, 2024
Treasury shares
Acquisition Of Treasury Stock [Line Items]
Retirement (share)	10,347,131	7,603,260	5,947,889	3,366,257	(17,950,391)	(9,314,146)